Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Effective profit tax rate	16.50%
Available for distribution tax amount	$ 11,500,000
Income tax rate, description	In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.
Interest on domestic subsidiary	50.00%
Valuation allowance	$ 24,715,317	$ 14,498,497
Operating loss carry forwards	$ 86,600,000
Operating loss carryforwards, expiration date	Dec. 31, 2022
Additional income tax expense	$ 8,123	$ 209,418	$ 1,102,399
Income tax holidays, basic net income (loss) per ordinary share	$ 0.00	$ 0.00	$ 0.01
Operating loss carryforwards, description	Operating loss carry forwards includes approximately $86.6 million which will expire by 2022, and $22.1 million which will carry forward indefinitely.
Unrecognized tax benefits term, description	The unrecognized tax benefits within 12 months from December 31, 2017.
CFO Qingdao Zhida [Member]
Income Taxes (Textual)
Income tax rate, description	Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues.
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%
Income tax rate, description	Under the EIT law and its implementing rules, enterprises that obtain status of "Software Enterprises" are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.
HNTE [Member]
Income Taxes (Textual)
Income tax rate, description	Under the EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("the HNTE") is entitled to a tax rate of 15%.